Remuneration and other benefits paid to Banco Santander’s directors and senior managers - Schedule of remuneration of senior management (Details) € in Thousands	6 Months Ended
	Jun. 30, 2026 EUR (€) employee	Jun. 30, 2025 EUR (€) employee
Senior management
Disclosure of transactions between related parties [line items]
Total remuneration of senior management	€ 16,320	€ 15,540
Number of employees | employee	15	15
Senior management, ceased functions during the period
Disclosure of transactions between related parties [line items]
Remunerations received by members of senior management who ceased in their functions	€ 1,362	€ 0